Consolidated Balance Sheets - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Cash	$ 4,862	$ 421
Due from Rose Petroleum	0	27,147
Investment in Rio Silver equities	70,609	109,532
Prepaid expenses and other current assets	44,746	121,283
Total current assets	120,217	258,383
Mineral rights, net of impairment	48,164	323,200
Property, plant & equipment net of accumulated depreciation of $130,644 and $11,822, respectively	1,054,381	1,155,811
Other Assets:
Prepaid expenses and other assets	301,158	216,151
Total assets	1,523,920	1,953,545
Current liabilities:
Accounts payable	540,593	270,424
Accrued liabilities	206,948	60,296
Line of credit - related party	852,500	932,500
Notes payable - related parties	1,385,000	1,197,437
Notes payable	110,000	100,783
Convertible note payable- related party	150,000	0
Convertible notes payable	205,000	271,697
Accrued interest - related parties	420,458	238,651
Accrued interest	13,926	5,750
Advances payable, related party	24,764	8,100
Total current liabilities	3,909,189	3,085,638
Long term liabilities:
Asset Retirement Obligation	116,149	115,914
Total liabilities	4,025,338	3,201,552
Shareholders' deficit:
Preferred shares, $.001 par value, 25,000,000 shares authorized, no shares issued and outstanding	0	0
Common shares - $0.001 par value; 1,000,000,000 shares authorized, 3,264,752 and 1,911,628 shares issued and outstanding, respectively	3,265	1,912
Additional paid-in capital	4,310,699	2,897,539
Accumulated other comprehensive loss	(108,858)	(87,570)
Accumulated deficit	(6,706,524)	(4,059,888)
Shareholders' deficit	(2,501,418)	(1,248,007)
Total liabilities and shareholders' deficit	$ 1,523,920	$ 1,953,545